Other liabilities - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other liabilities
Due to individual investors	$ 5,479	$ 4,887
Withholding individual income tax payable	15,199	15,199
Other current liabilities	50,539	51,293
Total other current liabilities	71,217	71,379
Other non-current liabilities	711	421
Accrued warranty reserve	1,580	1,594
Total other non-current liabilities	2,291	2,015
Total other liabilities	$ 73,508	$ 73,394